Shareholder Report, Holdings (Details)	May 31, 2024
Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000178768 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000178768 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000178768 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000178768 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000178768 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000178768 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000178768 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000178768 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000178768 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000178768 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000178768 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000178768 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000178768 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000178768 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000178768 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.30%
C000178768 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000178768 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000178768 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000178768 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001742 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000001742 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001742 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000001742 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000001742 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001742 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001742 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000001742 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000001742 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001742 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001742 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000001742 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000001742 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000001742 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001742 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.30%
C000001742 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000001742 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000001742 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001742 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193017 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000193017 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000193017 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000193017 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000193017 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000193017 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000193017 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000193017 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000193017 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000193017 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000193017 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000193017 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000193017 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193017 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.30%
C000193017 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000193017 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000193017 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000193017 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001744 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000001744 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001744 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000001744 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000001744 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001744 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000001744 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000001744 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001744 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001744 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000001744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000001744 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000001744 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001744 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.30%
C000001744 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000001744 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000001744 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001744 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%